UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/13

Item 1.	Schedule of Investments.

LS Opportunity Fund

Schedule of Investments

August 31, 2013

(Unaudited)

Common Stocks—Long—Domestic—62.37%	Shares	Fair Value
Consumer Discretionary—15.73%
Charter Communications, Inc.—Class A (a) (b)	9,580	$1,163,204
Diamond Resorts International, Inc. (a)	28,112	456,539
Las Vegas Sands Corp. (b)	14,490	816,512
Liberty Media Corp.—Class A (a) (b)	17,910	2,444,357
Live Nation Entertainment, Inc. (a)	7,234	121,965
Lowe’s Companies, Inc. (b)	17,072	782,239
Madison Square Garden Co. / The—Class A (a) (b)	15,962	928,988
RetailMeNot, Inc. (a)	15,882	507,589
SeaWorld Entertainment, Inc.	4,581	137,109
Time Warner Cable, Inc.	4,298	461,390
Whirlpool Corp.	6,602	849,347

		8,669,239

Consumer Staples—2.54%
Diamond Foods, Inc. (a)	7,012	145,148
Mead Johnson Nutrition Co. (b)	12,268	920,468
WhiteWave Foods Co.—Class A (a)	17,537	335,307

		1,400,923

Energy—9.57%
Anadarko Petroleum Corp.	6,043	552,451
Cimarex Energy Co.	10,966	919,060
Pioneer Natural Resources Co. (b)	8,466	1,481,296
Schlumberger Limited (b)	13,503	1,092,933
Solazyme, Inc. (a)	8,764	98,595
Valero Energy Corp.	14,047	499,090
Williams Companies, Inc. / The	17,315	627,496

		5,270,921

Financials—10.03%
American International Group, Inc. (a) (b)	15,695	729,190
Bank of America Corp.	71,002	1,002,548
Citigroup, Inc. (b)	13,745	664,296
Encore Capital Group, Inc. (a)	6,422	275,311
MetLife, Inc.	18,350	847,587
MGIC Investment Corp. (a)	28,441	205,344
Ocwen Financial Corp. (a) (b)	35,709	1,801,162

		5,525,438

Health Care—10.92%
AcelRx Pharmaceuticals, Inc. (a)	32,597	323,036
Aegerion Pharmaceuticals, Inc. (a)	7,986	692,226
Celgene Corp. (a) (b)	11,054	1,547,339
Edwards Lifesciences Corp. (a)	11,379	800,854
Endo Health Solutions, Inc. (a)	13,709	563,303
Fluidigm Corp. (a)	3,157	64,592
Gilead Sciences, Inc. (a) (b)	18,872	1,137,415
Insmed, Inc. (a)	17,350	263,894
Zoetis, Inc.	21,333	621,857

		6,014,516

Industrials—4.09%
Alliant Techsystems, Inc. (b)	10,988	1,063,199
Engility Holdings, Inc. (a)	8,083	272,074
HD Supply Holdings, Inc. (a)	35,334	803,495
Mueller Water Products, Inc.—Class A	15,093	113,952

		2,252,720

Information Technology—6.52%
Aspen Technology, Inc. (a)	7,151	239,058
Facebook, Inc.—Class A (a)	26,277	1,084,715
Palo Alto Networks, Inc. (a)	17,824	855,908
Proofpoint, Inc. (a)	6,853	197,435
Silver Spring Networks, Inc. (a)	7,459	152,089
Yahoo!, Inc. (a)	14,159	383,992
Zillow, Inc.—Class A (a)	7,012	676,307

		3,589,504

Materials—2.97%
Eagle Materials, Inc.	4,315	276,850
Ecolab, Inc.	8,459	772,730
Mosaic Co. / The	14,050	585,183

		1,634,763

TOTAL COMMON STOCKS—LONG—DOMESTIC (Cost $29,393,326)		34,358,024

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments—continued

August 31, 2013

(Unaudited)

Common Stocks—Long—International—8.10%	Shares	Fair Value
Consumer Discretionary—2.95%
Arcos Dorados Holdings, Inc.—Class A	10,401	$111,291
Liberty Global, plc—Class A (a) (b)	19,451	1,510,954

		1,622,245

Financials—2.08%
Altisource Residential Corp. (a)	22,924	434,410
Altisource Portfolio Solutions SA (a)	5,453	711,071

		1,145,481

Health Care—0.07%
Mazor Robotics Limited (a) (c)	2,762	39,773

Industrials—2.47%
Chicago Bridge & Iron Co. N.V. (b)	22,783	1,363,107

Telecommunication Services—0.53%
Intelsat S.A. (a)	12,772	291,585

TOTAL COMMON STOCKS—LONG—INTERNATIONAL (Cost $3,761,288)		4,462,191

TOTAL COMMON STOCKS—LONG—DOMESTIC & INTERNATIONAL (Cost $33,154,614)		38,820,215

TOTAL INVESTMENTS—LONG—(Cost $33,154,614)—70.47%		38,820,215

TOTAL INVESTMENTS—SHORT (Proceeds Received $12,849,998)—(23.77%)		(13,097,136)

Cash & other assets less liabilities—53.30%		29,365,455

TOTAL NET ASSETS—100%		$55,088,534

(a) Non-income producing
(b) All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on August 31, 2013 is $12,578,600.
(c) American Depositary Receipt

Tax Related—At August 31, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, was as follows:
Unrealized appreciation		5,522,845
Unrealized depreciation		(179,719)

Net unrealized appreciation (depreciation)		5,343,126

Aggregate cost of securities for income tax purposes		33,477,089

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2013

(Unaudited)

Securities Sold Short—Domestic—(19.07%)	Shares	Fair Value
Consumer Discretionary—(3.23%)
Abercrombie & Fitch Co.—Class A	(5,230)	$(184,671)
Dick’s Sporting Goods, Inc.	(1,091)	(50,633)
Foot Locker, Inc.	(3,493)	(112,475)
Goodyear Tire & Rubber Co. / The	(4,462)	(89,775)
Hibbett Sports, Inc. (c)	(4,036)	(209,065)
Home Depot, Inc. / The	(5,663)	(421,837)
McDonald’s Corp.	(6,564)	(619,379)
Sears Holdings Corp.	(2,085)	(92,240)

		(1,780,075)

Energy—(0.94%)
Apache Corp.	(2,884)	(247,101)
ConocoPhillips	(3,352)	(222,238)
PBF Energy, Inc.	(2,184)	(47,982)

		(517,321)

Financials—(5.56%)
AmTrust Financial Services, Inc.	(1,724)	(61,581)
Apartment Investment & Management Co.—Class A (a)	(4,326)	(119,095)
AvalonBay Communities, Inc. (a)	(1,729)	(214,223)
EPR Properties (a)	(5,442)	(266,549)
First American Financial Corp.	(5,320)	(111,188)
Jones Lang LaSalle	(865)	(71,138)
Morgan Stanley	(13,368)	(344,360)
NASDAQ OMX Group, Inc. / The	(8,312)	(248,196)
NYSE Euronext	(5,757)	(240,643)
Portfolio Recovery Associates, Inc.	(2,857)	(151,535)
Realogy Holdings Corp.	(8,731)	(369,583)
SunTrust Banks, Inc.	(4,965)	(158,979)
Wells Fargo & Co.	(17,231)	(707,850)

		(3,064,920)

Health Care—(2.97%)
BioMarin Pharmaceutical, Inc.	(1,092)	(71,493)
Chemed Corp.	(1,087)	(75,699)
Dendreon Corp.	(11,230)	(31,893)
Hill-Rom Holdings, Inc.	(4,572)	(156,088)
IDEXX Laboratories, Inc.	(2,173)	(203,871)
Intuitive Surgical, Inc.	(1,309)	(505,955)
Laboratory Corporation of America Holdings	(4,373)	(418,584)
Zimmer Holdings, Inc.	(2,183)	(172,653)

		(1,636,236)

Industrials—(2.30%)
ADT Corp. / The	(7,600)	(302,708)
Caterpillar, Inc.	(5,428)	(448,027)
Deere & Co.	(3,273)	(273,754)
Emerson Electric Co.	(1,567)	(94,600)
Owens Corning, Inc. (c)	(3,939)	(147,476)

		(1,266,565)

Information Technology—(2.31%)
International Business Machines Corp.	(4,681)	(853,206)
Itron, Inc.	(4,367)	(163,588)
Teradata Corp.	(4,322)	(253,096)

		(1,269,890)

Materials—(1.76%)
Albemarle Corp.	(2,168)	(135,218)
Monsanto Co.	(2,184)	(213,792)
Praxair, Inc.	(5,297)	(621,868)

		(970,878)

TOTAL SECURITIES SOLD SHORT—DOMESTIC (Proceeds Received $10,479,580)		(10,505,885)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short—continued

August 31, 2013

(Unaudited)

Securities Sold Short—International—(2.15%)	Shares	Fair Value
Energy—(1.64%)
Encana Corp.	(3,285)	$(56,174)
Royal Dutch Shell PLC (b)	(13,141)	(848,777)

		(904,951)

Health Care (0.51%)
Fresenius Medical Care AG & Co. KGaA	(1,127)	(73,092)
QIAGEN N.V.	(1,964)	(39,359)
Teva Pharmaceutical Industries Ltd. (b)	(4,373)	(167,136)

		(279,587)

TOTAL SECURITIES SOLD SHORT—INTERNATIONAL (Proceeds Received $1,221,921)		(1,184,538)

TOTAL SECURITIES SOLD SHORT—DOMESTIC & INTERNATIONAL (Proceeds Received $11,701,501)		(11,690,423)

Investment Companies—(2.55%)
Powershares QQQ Trust, Series 1	(2,058)	(155,297)
SPDR Dow Jones Industrial Average ETF Trust	(2,673)	(395,363)
SPDR S&P 500 ETF Trust	(5,231)	(856,053)

TOTAL INVESTMENT COMPANIES (Proceeds Received—$1,148,497)		(1,406,713)

TOTAL SECURITIES SOLD SHORT—DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $12,849,998)—(23.77%)		$(13,097,136)

(a)	Real Estate Investment Trust
(b)	American Depositary Receipt
(c)	Non-income producing

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Related Notes to the Schedule of Investments

August 31, 2013

(Unaudited)

Security Transactions and Related Income—The LS Opportunity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales—The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Related Notes to the Schedule of Investments—continued

August 31, 2013

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Long Short Advisors, LLC (the “Advisor”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

LS Opportunity Fund

Related Notes to the Schedule of Investments—continued

August 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$38,820,215	$—	$—	$38,820,215
Total	$38,820,215	$—	$—	$38,820,215

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(11,690,423)	$—	$—	$(11,690,423)
Investment Companies	(1,406,713)	—	—	(1,406,713)
Total	$(13,097,136)	$—	$—	$(13,097,136)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of August 31, 2013.

Longview Tactical Allocation Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds (“ETFs”)—90.06%
Consumer Discretionary Select Sector SPDR Fund	3,499	$201,822
Financial Select Sector SPDR Fund	10,225	198,774
Guggenheim Enhanced Short Duration Bond ETF	178,125	8,931,188
Health Care Select Sector SPDR Fund	4,186	206,035
PIMCO Enhanced Short Maturity ETF	54,631	5,534,612
SPDR S&P 500 ETF Trust	29,708	4,861,714
ProShares Short VIX Short-Term Futures ETF (a)	5,912	544,791
ProShares VIX Mid-Term Futures ETF (a)	8,116	203,630
ProShares VIX Short-Term Futures ETF (a)	6,378	292,431

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,215,238)		20,974,997

Money Market Securities—6.38%
Fidelity Institutional Money Market Portfolio—Institutional Shares, 0.09% (b)	1,485,662	1,485,662

TOTAL MONEY MARKET SECURITIES (Cost $1,485,662)		1,485,662

TOTAL INVESTMENTS—(Cost $22,700,900)—96.44%		$22,460,659

Cash & other assets in excess of liabilities—3.56%		829,977

TOTAL NET ASSETS—100.00%		$23,290,636

(a)	Non-income producing.
(b)	Variable rate security; the rate shown represents the seven day yield at August 31, 2013.

See accompanying notes which are an integral part of this schedule of investments.

Longview Tactical Allocation Fund

Related Notes to the Schedule of Investments

August 31, 2013

(Unaudited)

Security Transactions and Related Income – The Longview Tactical Allocation Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Futures Contracts—The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. The Fund did not hold future contracts at August 31, 2013.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of the prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Exchange—Traded Funds	$20,974,997	$—	$—	$20,974,997
Money Market Securities	1,485,662	—	—	1,485,662
Total	$22,460,659	$—	$—	$22,460,659

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended August 31, 2013.

At August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$14,786
Gross Unrealized Depreciation	(308,278)

Net Unrealized Depreciation on Investments	$(293,492)

At August 31, 2013, the aggregate cost of securities for federal income tax purposes was $22,754,151 for the Fund. The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales of $53,251.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments (Unaudited)

August 31, 2013

Shares		Value
Common Stocks — 93.9%
Consumer Discretionary — 10.6%
1,523	Abercrombie & Fitch Co., Class A	$53,760
201	Amazon.com, Inc. *	56,428
1,258	AutoNation, Inc. *	58,780
136	AutoZone, Inc. *	57,198
773	Bed Bath & Beyond, Inc. *	57,026
1,609	Best Buy Co., Inc.	57,929
591	BorgWarner, Inc.	57,092
3,219	Cablevision Systems Corp.	57,077
1,531	Carnival Corp.	55,243
1,085	CBS Corp., Class B	55,450
145	Chipotle Mexican Grill, Inc. *	58,989
1,087	Coach, Inc.	57,423
1,398	Comcast Corp., Class A	58,840
3,040	D.R. Horton, Inc.	54,256
1,223	Darden Restaurants, Inc.	56,509
1,038	Delphi Automotive PLC	57,087
995	DIRECTV *	57,912
719	Discovery Communications, Inc., Class A *	55,694
1,046	Dollar General Corp. *	56,455
1,066	Dollar Tree, Inc. *	56,167
1,193	Expedia, Inc.	55,790
797	Family Dollar Stores, Inc.	56,766
3,488	Ford Motor Co.	56,470
500	Fossil Group, Inc. *	58,019
1,085	GameStop Corp., Class A	54,478
2,272	Gannett Co., Inc.	54,744
1,399	Gap, Inc./The	56,571
1,427	Garmin Ltd.	58,174
1,643	General Motors Co. *	55,990
719	Genuine Parts Co.	55,405
3,049	Goodyear Tire & Rubber Co./The *	61,349
1,968	H & R Block, Inc.	54,932
959	Harley-Davidson, Inc.	57,499
846	Harman International Industries, Inc.	54,165
1,244	Hasbro, Inc.	56,706
767	Home Depot, Inc./The	57,105
2,952	International Game Technology	55,760
3,602	Interpublic Group of Cos., Inc./The	56,631
4,326	JC Penney Co., Inc. *	53,983
1,380	Johnson Controls, Inc.	55,914
1,146	Kohl’s Corp.	58,801
983	L Brands, Inc.	56,383
1,933	Leggett & Platt, Inc.	55,915
1,748	Lennar Corp., Class A	55,613
1,222	Lowe’s Companies, Inc.	55,998
1,299	Macy’s, Inc.	57,727
1,410	Marriott International, Inc., Class A	56,395
1,394	Mattel, Inc.	56,459
604	McDonald’s Corp.	57,034
206	Netflix, Inc. *	58,452
2,244	Newell Rubbermaid, Inc.	56,783
3,750	News Corp., Class A *	58,875
907	NIKE, Inc., Class B	56,972
1,007	Nordstrom, Inc.	56,102
939	Omnicom Group, Inc.	56,973
475	O’Reilly Automotive, Inc. *	58,258
830	PetSmart, Inc.	58,454
62	Priceline.com, Inc. *	58,358
3,572	Pulte Group, Inc. *	54,978
454	PVH Corp.	58,510
338	Ralph Lauren Corp.	55,959
855	Ross Stores, Inc.	57,496

Shares		Value
781	Scripps Networks Interactive, Inc., Class A	$57,422
4,096	Staples, Inc.	56,978
807	Starbucks Corp.	56,915
877	Starwood Hotels & Resorts Worldwide, Inc.	56,072
903	Target Corp.	57,162
725	Tiffany & Co.	55,931
541	Time Warner Cable, Inc., Class A	58,117
927	Time Warner, Inc.	56,109
1,071	TJX Cos., Inc./The	56,450
804	TripAdvisor, Inc. *	59,474
1,793	Twenty-First Century Fox, Inc.	56,190
1,368	Urban Outfitters, Inc. *	57,349
306	VF Corp.	57,263
723	Viacom, Inc., Class B	57,497
933	Walt Disney Co./The	56,745
101	Washington Post Co./The, Class B	56,904
436	Whirlpool Corp.	56,050
956	Wyndham Worldwide Corp.	56,724
403	Wynn Resorts Ltd.	56,834
806	Yum! Brands, Inc.	56,453

		4,656,900

Consumer Staples — 10.5%
3,439	Altria Group, Inc.	116,514
3,330	Archer-Daniels-Midland Co.	117,235
5,774	Avon Products, Inc.	114,155
1,883	Beam, Inc.	117,950
1,688	Brown-Forman Corp., Class B	113,086
2,561	Campbell Soup Co.	110,576
1,404	Clorox Co./The	116,112
3,061	Coca-Cola Co./The	116,873
3,135	Coca-Cola Enterprises, Inc.	117,248
2,005	Colgate-Palmolive Co.	115,821
3,353	ConAgra Foods, Inc.	113,406
2,109	Constellation Brands, Inc., Class A *	114,440
1,046	Costco Wholesale Corp.	116,992
2,009	CVS Caremark Corp.	116,647
2,582	Dr. Pepper Snapple Group, Inc.	115,570
1,730	Estee Lauder Cos., Inc./The, Class A	113,087
2,360	General Mills, Inc.	116,397
1,244	Hershey Co./The	114,397
2,769	Hormel Foods Corp.	114,714
1,091	JM Smucker Co./The	115,794
1,896	Kellogg Co.	115,108
1,231	Kimberly-Clark Corp.	115,032
2,261	Kraft Foods Group, Inc.	117,036
3,153	Kroger Co./The	115,397
2,685	Lorillard, Inc.	113,590
1,692	McCormick & Co., Inc.	114,442
1,546	Mead Johnson Nutrition Co.	115,997
2,356	Molson Coors Brewing Co., Class B	114,929
3,790	Mondelez International, Inc., Class A	116,237
1,990	Monster Beverage Corp. *	114,230
1,467	PepsiCo, Inc.	116,956
1,387	Philip Morris International, Inc.	115,697
1,477	Procter & Gamble Co.	115,082
2,429	Reynolds American, Inc.	115,671
4,433	Safeway, Inc.	114,808
3,652	Sysco Corp.	116,942
3,980	Tyson Foods, Inc., Class A	115,222
2,387	Walgreen Co.	114,758
1,600	Wal-Mart Stores, Inc.	116,777
2,381	Whole Foods Market, Inc.	125,596

		4,626,521

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Energy — 10.5%
1,194	Anadarko Petroleum Corp.	$109,135
1,362	Apache Corp.	116,717
2,315	Baker Hughes, Inc.	107,628
2,777	Cabot Oil & Gas Corp.	108,678
1,935	Cameron International Corp. *	109,888
4,113	Chesapeake Energy Corp.	106,154
912	Chevron Corp.	109,779
1,634	ConocoPhillips	108,314
3,270	Consol Energy, Inc.	102,117
6,285	Denbury Resources, Inc. *	108,663
1,876	Devon Energy Corp.	107,079
1,651	Diamond Offshore Drilling, Inc.	105,744
1,896	Ensco PLC, Class A	105,339
690	EOG Resources, Inc.	108,430
1,278	EQT Corp.	109,530
1,248	Exxon Mobil Corp.	108,799
1,983	FMC Technologies, Inc. *	106,371
2,217	Halliburton Co.	106,426
1,693	Helmerich & Payne, Inc.	106,750
1,425	Hess Corp.	106,690
2,917	Kinder Morgan, Inc.	110,634
3,258	Marathon Oil Corp.	112,164
1,449	Marathon Petroleum Corp.	105,064
1,633	Murphy Oil Corp.	110,073
6,812	Nabors Industries Ltd.	104,902
1,488	National Oilwell Varco, Inc.	110,582
4,547	Newfield Exploration Co. *	108,321
2,791	Noble Corp.	103,836
1,716	Noble Energy, Inc.	105,423
1,233	Occidental Petroleum Corp.	108,721
5,933	Peabody Energy Corp.	102,051
1,849	Phillips 66	105,575
620	Pioneer Natural Resources Co.	108,500
3,863	QEP Resources, Inc.	105,540
1,402	Range Resources Corp.	105,130
3,003	Rowan Cos. PLC, Class A *	106,377
1,322	Schlumberger Ltd.	106,986
2,810	Southwestern Energy Co. *	107,324
3,227	Spectra Energy Corp.	106,838
2,246	Tesoro Corp.	103,511
3,151	Valero Energy Corp.	111,940
2,988	Williams Cos., Inc./The	108,271
5,529	WPX Energy, Inc. *	103,167

		4,619,161

Financials — 10.2%
716	ACE Ltd.	62,800
1,090	Aflac, Inc.	63,012
1,325	Allstate Corp./The	63,498
882	American Express Co.	63,415
1,364	American International Group, Inc. *	63,393
726	Ameriprise Financial, Inc.	62,575
945	Aon PLC	62,708
1,160	Assurant, Inc.	61,543
8,035	Bank of America Corp.	113,457
2,090	Bank of New York Mellon Corp./The	62,163
3,145	BB&T Corp.	106,812
563	Berkshire Hathaway, Inc., Class B *	62,661
239	BlackRock, Inc.	62,229
969	Capital One Financial Corp.	62,578
2,942	CBRE Group, Inc. *	64,351
2,966	Charles Schwab Corp./The	61,922
761	Chubb Corp./The	63,291
1,367	Cincinnati Financial Corp.	62,447
2,266	Citigroup, Inc.	109,523
895	CME Group, Inc.	63,644
2,733	Comerica, Inc.	111,613
1,300	Discover Financial Services	61,444
4,418	E*Trade Financial Corp. *	62,023
8,313	Fifth Third Bancorp	152,045
1,364	Franklin Resources, Inc.	62,965
5,253	Genworth Financial, Inc., Class A *	61,988
406	Goldman Sachs Group, Inc./The	61,840

Shares		Value
2,106	Hartford Financial Services Group, Inc./The	$62,327
6,760	Hudson City Bancorp, Inc.	62,127
351	IntercontinentalExchange, Inc. *	63,133
2,063	Invesco Ltd.	62,626
3,016	JPMorgan Chase & Co.	152,405
5,312	KeyCorp	61,996
1,933	Legg Mason, Inc.	62,847
2,524	Leucadia National Corp.	62,932
1,466	Lincoln National Corp.	61,641
1,408	Loews Corp.	62,611
943	M&T Bank Corp.	106,857
1,521	Marsh & McLennan Cos., Inc.	62,706
1,078	McGraw Hill Financial, Inc.	62,949
1,348	MetLife, Inc.	62,259
992	Moody’s Corp.	63,035
2,452	Morgan Stanley	63,161
2,107	NASDAQ OMX Group, Inc./The	62,929
1,141	Northern Trust Corp.	62,604
1,521	NYSE Euronext	63,559
4,384	People’s United Financial, Inc.	62,341
870	PNC Financial Services Group, Inc.	62,902
1,530	Principal Financial Group, Inc.	62,610
2,534	Progressive Corp./The	63,519
829	Prudential Financial, Inc.	62,078
6,565	Regions Financial Corp.	61,711
2,601	SLM Corp.	62,389
931	State Street Corp.	62,112
2,302	SunTrust Banks, Inc.	73,707
894	T. Rowe Price Group, Inc.	62,691
913	Torchmark Corp.	62,924
804	Travelers Cos., Inc./The	64,231
2,993	U.S. Bancorp	108,143
2,140	Unum Group	63,180
2,694	Wells Fargo & Co.	110,650
2,093	XL Group PLC	61,859
2,207	Zions Bancorp.	61,720

		4,465,411

Health Care — 12.5%
2,997	Abbott Laboratories	99,893
2,381	AbbVie, Inc.	101,435
774	Actavis, Inc. *	104,605
1,611	Aetna, Inc.	102,135
2,153	Agilent Technologies, Inc.	100,438
957	Alexion Pharmaceuticals, Inc. *	103,093
1,158	Allergan, Inc.	102,338
1,810	AmerisourceBergen Corp.	103,005
910	Amgen, Inc.	99,135
1,446	Baxter International, Inc.	100,595
1,050	Becton, Dickinson & Co.	102,275
490	Biogen Idec, Inc. *	104,278
9,221	Boston Scientific Corp. *	97,556
2,443	Bristol-Myers Squibb Co.	101,831
898	C.R. Bard, Inc.	103,157
2,035	Cardinal Health, Inc.	102,302
2,910	CareFusion Corp. *	104,321
726	Celgene Corp. *	101,678
2,177	Cerner Corp. *	100,256
1,308	CIGNA Corp.	102,900
1,694	Covidien PLC	100,653
930	DaVita, Inc. *	100,000
2,454	DENTSPLY International, Inc.	103,062
1,420	Edwards LifeSciences Corp. *	99,934
1,974	Eli Lilly & Co.	101,479
1,587	Express Scripts Holding Co. *	101,373
2,408	Forest Laboratories, Inc. *	102,429
1,703	Gilead Sciences, Inc. *	102,657
2,569	Hospira, Inc. *	100,280
1,101	Humana, Inc.	101,347
264	Intuitive Surgical, Inc. *	102,209
1,180	Johnson & Johnson	101,946

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
1,072	Laboratory Corp. of America Holdings *	$102,569
1,392	Life Technologies Corp. *	103,542
844	McKesson Corp.	102,422
1,968	Medtronic, Inc.	101,866
2,172	Merck & Co., Inc.	102,724
2,890	Mylan, Inc. *	102,117
2,541	Patterson Cos., Inc.	101,345
2,826	PerkinElmer, Inc.	101,659
868	Perrigo Co.	105,559
3,666	Pfizer, Inc.	103,431
1,751	Quest Diagnostics, Inc.	102,643
422	Regeneron Pharmaceuticals, Inc. *	102,338
1,973	St. Jude Medical, Inc.	99,438
1,508	Stryker Corp.	100,902
2,564	Tenet Healthcare Corp. *	100,127
1,134	Thermo Fisher Scientific, Inc.	100,701
1,429	UnitedHealth Group, Inc.	102,528
1,418	Varian Medical Systems, Inc. *	99,878
1,038	Waters Corp. *	102,600
1,197	WellPoint, Inc.	101,898
1,281	Zimmer Holdings, Inc.	101,302
3,469	Zoetis, Inc.	101,129

		5,497,313

Industrials — 9.9%
628	3M Co.	71,297
1,752	ADT Corp./The	69,794
1,612	Avery Dennison Corp.	68,948
679	Boeing Co./The	70,547
863	Caterpillar, Inc.	71,203
1,218	CH Robinson Worldwide, Inc.	69,280
1,472	Cintas Corp.	70,312
2,845	CSX Corp.	70,013
578	Cummins, Inc.	71,152
1,074	Danaher Corp.	70,354
856	Deere & Co.	71,610
826	Dover Corp.	70,249
691	Dun & Bradstreet Corp.	68,750
1,083	Eaton Corp. PLC	68,591
1,161	Emerson Electric Co.	70,070
1,151	Equifax, Inc.	67,997
1,729	Expeditors International of Washington, Inc.	70,139
1,615	Fastenal Co.	71,053
641	FedEx Corp.	68,862
1,259	Flowserve Corp.	70,258
1,086	Fluor Corp.	68,876
849	General Dynamics Corp.	70,674
3,061	General Electric Co.	70,840
885	Honeywell International, Inc.	70,431
987	Illinois Tool Works, Inc.	70,552
1,175	Ingersoll-Rand PLC	69,513
2,678	Iron Mountain, Inc.	69,088
1,206	Jacobs Engineering Group, Inc. *	70,279
1,359	Joy Global, Inc.	66,756
672	Kansas City Southern	70,875
781	L-3 Communications Holdings, Inc.	70,551
574	Lockheed Martin Corp.	70,309
3,726	Masco Corp.	70,500
2,094	Nielsen Holdings NV	72,249
971	Norfolk Southern Corp.	70,061
763	Northrop Grumman Corp.	70,432
1,318	PACCAR, Inc.	70,643
1,020	Pall Corp.	70,555
703	Parker Hannifin Corp.	70,292
1,172	Pentair Ltd.	70,427
4,223	Pitney Bowes, Inc.	68,925
333	Precision Castparts Corp.	70,359
2,687	Quanta Services, Inc. *	70,246
935	Raytheon Co.	70,495
2,148	Republic Services, Inc.	69,826
1,958	Robert Half International, Inc.	69,057

Shares		Value
727	Rockwell Automation, Inc.	$70,670
1,003	Rockwell Collins, Inc.	71,012
576	Roper Industries, Inc.	71,211
1,222	Ryder System, Inc.	67,932
757	Snap-on, Inc.	70,835
5,461	Southwest Airlines Co.	69,960
831	Stanley Black & Decker, Inc.	70,849
625	Stericycle, Inc. *	70,294
2,598	Textron, Inc.	69,983
2,130	Tyco International Ltd.	70,361
461	Union Pacific Corp.	70,746
684	United Parcel Service, Inc., Class B	58,553
704	United Technologies Corp.	70,445
284	W.W. Grainger, Inc.	70,138
1,724	Waste Management, Inc.	69,702
2,953	Xylem, Inc.	73,177

		4,339,158

Information Technology — 11.7%
1,011	Accenture PLC, Class A	73,047
1,617	Adobe Systems, Inc. *	73,979
20,882	Advanced Micro Devices, Inc. *	68,283
1,609	Akamai Technologies, Inc. *	73,969
2,132	Altera Corp.	74,989
968	Amphenol Corp., Class A	73,353
1,585	Analog Devices, Inc.	73,367
148	Apple, Inc.	71,954
4,838	Applied Materials, Inc.	72,611
1,953	Autodesk, Inc. *	71,779
1,041	Automatic Data Processing, Inc.	74,056
1,637	BMC Software, Inc. *	75,285
3,018	Broadcom Corp., Class A	76,241
2,512	CA, Inc.	73,483
3,166	Cisco Systems, Inc.	73,791
1,035	Citrix Systems, Inc. *	73,214
1,021	Cognizant Technology Solutions Corp., Class A *	74,874
1,456	Computer Sciences Corp.	73,043
5,066	Corning, Inc.	71,124
5,457	Dell, Inc.	75,140
1,447	eBay, Inc. *	72,323
2,707	Electronic Arts, Inc. *	72,125
2,873	EMC Corp.	74,060
876	F5 Networks, Inc. *	73,064
1,644	Fidelity National Information Services, Inc.	73,073
1,938	First Solar, Inc. *	71,177
757	Fiserv, Inc. *	72,892
2,340	FLIR Systems, Inc.	73,200
86	Google, Inc., Class A *	73,002
1,308	Harris Corp.	74,049
3,339	Hewlett-Packard Co.	74,585
3,367	Intel Corp.	74,010
405	International Business Machines Corp.	73,843
1,167	Intuit, Inc.	74,145
3,204	Jabil Circuit, Inc.	73,118
5,540	JDS Uniphase Corp. *	71,073
3,824	Juniper Networks, Inc. *	72,282
1,323	KLA-Tencor Corp.	72,977
1,563	Lam Research Corp. *	72,940
1,928	Linear Technology Corp.	73,888
9,895	LSI Corp. *	73,325
121	MasterCard, Inc., Class A	73,347
1,913	Microchip Technology, Inc.	74,251
5,438	Micron Technology, Inc. *	73,795
2,183	Microsoft Corp.	72,896
2,493	Molex, Inc.	72,349
1,323	Motorola Solutions, Inc.	74,116
1,790	NetApp, Inc.	74,365
5,023	NVIDIA Corp.	74,088
2,316	Oracle Corp.	73,783

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
1,916	Paychex, Inc.	$74,094
1,121	QUALCOMM, Inc.	74,304
1,444	Red Hat, Inc. *	72,947
4,823	SAIC, Inc.	72,690
1,721	Salesforce.com, Inc. *	84,530
1,330	SanDisk Corp.	73,399
1,862	Seagate Technology PLC	71,355
2,866	Symantec Corp.	73,405
1,504	TE Connectivity Ltd.	73,719
1,235	Teradata Corp. *	72,309
4,765	Teradyne, Inc. *	73,141
1,904	Texas Instruments, Inc.	72,722
2,663	Total System Services, Inc.	73,686
1,504	VeriSign, Inc. *	72,199
425	Visa, Inc., Class A	74,215
1,151	Western Digital Corp.	71,364
4,102	Western Union Co./The	71,908
7,472	Xerox Corp.	74,573
1,695	Xilinx, Inc.	73,601
2,690	Yahoo!, Inc. *	72,944

		5,138,828

Materials — 9.3%
1,344	Air Products & Chemicals, Inc.	137,253
1,354	Airgas, Inc.	137,657
17,359	Alcoa, Inc.	133,668
5,064	Allegheny Technologies, Inc.	135,266
3,055	Ball Corp.	135,685
3,379	Bemis Co., Inc.	134,446
708	CF Industries Holdings, Inc.	134,757
6,153	Cliffs Natural Resources, Inc.	128,417
3,585	Dow Chemical Co./The	134,096
2,405	Du Pont (E.I.) de Nemours & Co.	136,172
1,750	Eastman Chemical Co.	132,962
1,504	Ecolab, Inc.	137,384
2,081	FMC Corp.	138,644
4,415	Freeport-McMoRan Copper & Gold, Inc., Class B	133,422
1,705	International Flavors & Fragrances, Inc.	134,676
2,953	International Paper Co.	139,420
1,974	LyondellBasell Industries NV	138,473
3,803	MeadWestvaco Corp.	136,322
1,414	Monsanto Co.	138,449
3,272	Mosaic Co./The	136,278
4,266	Newmont Mining Corp.	135,529
2,996	Nucor Corp.	136,267
4,568	Owens-Illinois, Inc. *	129,679
864	PPG Industries, Inc.	134,946
1,177	Praxair, Inc.	138,178
4,702	Sealed Air Corp.	133,538
808	Sherwin-Williams Co./The	139,250
1,664	Sigma-Aldrich Corp.	137,268
7,379	United States Steel Corp.	132,090
2,875	Vulcan Materials Co.	137,433

		4,067,625

Real Estate Investment Trusts — 1.3%
462	American Tower Corp., Class A	32,135
1,125	Apartment Investment & Management Co., Class A	30,963
251	AvalonBay Communities, Inc.	31,146
303	Boston Properties, Inc.	31,104
600	Equity Residential	31,111
779	HCP, Inc.	31,709
514	Health Care REIT, Inc.	31,561
1,833	Host Hotels & Resorts, Inc.	31,219
1,538	Kimco Realty Corp.	30,812
1,147	Macerich Co./The	64,547
701	Plum Creek Timber Co., Inc.	31,044
877	ProLogis, Inc.	30,911
204	Public Storage, Inc.	31,191
216	Simon Property Group, Inc.	31,491

Shares		Value
513	Ventas, Inc.	$31,921
384	Vornado Realty Trust	31,201
1,117	Weyerhaeuser Co.	30,597

		564,663

Telecommunication Services — 0.7%
1,112	AT&T, Inc.	37,609
1,139	CenturyLink, Inc.	37,726
545	Crown Castle International Corp. *	37,863
8,309	Frontier Communications Corp.	35,979
5,440	Sprint Corp. *	36,502
1,579	T-Mobile US, Inc. *	36,871
801	Verizon Communications, Inc.	37,937
4,599	Windstream Corp.	37,112

		297,599

Utilities — 6.7%
7,381	AES Corp./The	93,819
2,117	AGL Resources, Inc.	93,051
2,843	Ameren Corp.	96,119
2,237	American Electric Power Co., Inc.	95,747
4,156	CenterPoint Energy, Inc.	95,286
3,580	CMS Energy Corp.	94,982
1,704	Consolidated Edison, Inc.	95,794
1,636	Dominion Resources, Inc., Class A	95,486
1,430	DTE Energy Co.	95,629
1,453	Duke Energy Corp.	95,288
2,070	Edison International	94,981
1,517	Entergy Corp.	95,909
3,113	Exelon Corp.	94,915
2,541	FirstEnergy Corp.	95,228
1,681	Integrys Energy Group, Inc.	93,988
1,187	NextEra Energy, Inc.	95,401
3,255	NiSource, Inc.	95,238
2,326	Northeast Utilities	95,291
3,682	NRG Energy, Inc.	96,657
1,846	Oneok, Inc.	94,953
5,046	Pepco Holdings, Inc.	95,580
2,313	PG&E Corp.	95,671
1,767	Pinnacle West Capital Corp.	95,872
3,136	PPL Corp.	96,285
2,952	Public Service Enterprise Group, Inc.	95,709
1,972	SCANA Corp.	94,899
1,148	Sempra Energy	96,948
2,292	Southern Co.	95,409
5,842	TECO Energy, Inc.	96,576
2,357	Wisconsin Energy Corp.	96,722
3,465	Xcel Energy, Inc.	96,730

		2,960,163

Total Common Stocks (Cost $36,630,984)		41,233,342

Cash Equivalents — 0.6%
251	FOLIOfn Investment Cash Account, 0.010% (a)	251

278,785	FOLIOfn Investment Sweep Account, 0.010% (a)	278,785

Total Cash Equivalents (Cost $279,036)		279,036

Total Investments (Cost $36,910,020) — 94.5%		41,512,378

Other Assets in Excess of Liabilities — 5.5%		2,410,491

Net Assets — 100.0%		$43,922,869

(a)	Rate disclosed is the seven day yield as of August 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments (Unaudited)

August 31, 2013

Shares		Value
Common Stocks — 92.8%
Consumer Discretionary — 10.3%
1,402	Aaron’s, Inc.	$37,964
478	Advance Auto Parts, Inc.	38,259
4,479	Aeropostale, Inc. *	36,416
620	AMC Networks, Inc., Class A *	38,424
2,685	American Eagle Outfitters, Inc.	38,856
1,147	ANN, Inc. *	39,803
2,103	Apollo Group, Inc., Class A *	39,053
2,393	Ascena Retail Group, Inc. *	39,053
537	Bally Technologies, Inc. *	38,751
2,734	Barnes & Noble, Inc. *	37,375
1,167	Big Lots, Inc. *	41,335
767	Bob Evans Farms, Inc.	37,614
951	Brinker International, Inc.	38,012
591	Cabela’s, Inc., Class A *	38,728
552	Carter’s, Inc.	40,617
923	Cheesecake Factory, Inc./The	38,543
2,518	Chico’s FAS, Inc.	39,282
1,299	Cinemark Holdings, Inc.	38,282
1,294	CST Brands, Inc. *	38,173
664	Deckers Outdoor Corp. *	38,971
1,337	DeVry, Inc.	40,123
856	Dick’s Sporting Goods, Inc.	39,726
3	Dillard’s, Inc., Class A	229
1	Dollar Tree, Inc. *	46
644	Domino’s Pizza, Inc.	39,567
1,313	DreamWorks Animation SKG, Inc., Class A *	37,163
1,199	Foot Locker, Inc.	38,622
—	Fossil Group, Inc. (a) *	16
1,691	Gentex Corp.	38,109
1,407	Guess?, Inc.	42,920
641	Hanesbrands, Inc.	38,134
691	HSN, Inc.	37,218
1,222	International Speedway Corp., Class A	37,862
—	ITT Educational Services, Inc. (a) *	13
875	Jarden Corp. *	37,581
785	John Wiley & Sons, Inc., Class A	34,375
2,375	KB Home	38,065
902	Lamar Advertising Co. *	37,936
759	Life Time Fitness, Inc. *	37,959
1,324	LKQ Corp. *	38,711
1,009	Matthews International Corp., Class A	37,247
1,337	MDC Holdings, Inc.	37,196
876	Meredith Corp.	37,676
318	Mohawk Industries, Inc. *	37,402
3,333	New York Times Co./The, Class A *	37,160
45	NVR, Inc. *	38,701
9,419	Office Depot, Inc. *	39,464
234	Panera Bread Co., Class A *	38,358
1	PetSmart, Inc.	66
348	Polaris Industries, Inc.	37,986
—	PVH Corp. (a)	49
2,300	Regis Corp.	36,292
1,032	Rent-A-Center, Inc.	38,726
2,481	Saks, Inc. *	39,526
1,295	Scholastic Corp.	38,226
2,630	Scientific Games Corp., Class A *	37,579
2,099	Service Corp. International	37,947
558	Signet Jewelers Ltd.	37,023
861	Sotheby’s	39,715
956	Strayer Education, Inc. *	38,208

Shares		Value
1,032	Tempur Sealy International, Inc. *	$39,742
762	Thor Industries, Inc.	39,053
1,254	Toll Brothers, Inc. *	38,396
328	Tractor Supply Co.	40,153
472	Tupperware Brands Corp.	38,155
534	Under Armour, Inc., Class A *	38,779
1,377	Valassis Communications, Inc.	37,948
4,973	Wendy’s Co./The	37,592
664	Williams-Sonoma, Inc.	37,430
1,544	WMS Industries, Inc. *	39,681

		2,459,362

Consumer Staples — 10.4%
2,593	Church & Dwight Co., Inc.	153,878
8,158	Dean Foods Co. *	156,298
1,601	Energizer Holdings, Inc.	158,192
7,272	Flowers Foods, Inc.	151,184
1,810	Green Mountain Coffee Roasters, Inc. *	156,192
3,204	Harris Teeter Supermarkets, Inc.	157,468
4,824	Hillshire Brands Co.	155,863
2,502	Ingredion, Inc.	157,504
2,082	Lancaster Colony Corp.	153,552
1	Monster Beverage Corp. *	52
3,569	Post Holdings, Inc. *	152,396
4,712	Smithfield Foods, Inc. *	157,989
21,999	SUPERVALU, Inc. *	157,733
4,887	Tootsie Roll Industries, Inc.	146,553
2,554	United Natural Foods, Inc. *	154,849
3,157	Universal Corp.	154,776
7,936	WhiteWave Food Co., Class A *	151,736

		2,476,215

Energy — 10.3%
19,405	Alpha Natural Resources, Inc. *	117,982
25,880	Arch Coal, Inc.	115,681
2,190	Atwood Oceanics, Inc. *	121,961
5,806	Bill Barrett Corp. *	125,012
1,467	CARBO Ceramics, Inc.	119,677
1,519	Cimarex Energy Co.	127,329
1	Comstock Resources, Inc.	11
2,013	Dresser-Rand Group, Inc. *	122,695
1,198	Dril-Quip, Inc. *	122,210
1,837	Energen Corp.	121,840
—	Energy Transfer Equity LP (a) (b)	32
—	Forest Oil Corp. (a) *	2
4,807	Helix Energy Solutions Group, Inc. *	120,328
2,752	HollyFrontier Corp.	122,418
—	Northern Oil and Gas, Inc. (a) *	2
1,552	Oceaneering International, Inc.	120,373
1,374	Oil States International, Inc. *	122,593
6,240	Patterson-UTI Energy, Inc.	122,244
1	Quicksilver Resources, Inc. *	1
2,723	Rosetta Resources, Inc. *	126,701
1,816	SM Energy Co.	124,083
4,864	Superior Energy Services, Inc. *	119,452
2,247	Tidewater, Inc.	121,271
2,679	Unit Corp. *	123,350
3,245	World Fuel Services Corp.	123,799

		2,441,047

Financials — 8.0%
200	Affiliated Managers Group, Inc. *	34,915
461	Alexander & Baldwin, Inc. *	16,582
90	Alleghany Corp. *	34,838
676	American Financial Group, Inc.	34,834
4,446	Apollo Investment Corp.	35,077
833	Arthur J Gallagher & Co.	34,452
988	Aspen Insurance Holdings Ltd.	35,134
2,099	Associated Banc-Corp.	33,479
2,784	Astoria Financial Corp.	34,244
1,732	BancorpSouth, Inc.	33,564
650	Bank of Hawaii Corp.	33,452
1,097	Brown & Brown, Inc.	34,159
1,492	Cathay General Bancorp	32,864

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
727	CBOE Holdings, Inc.	$33,380
512	City National Corp.	33,543
784	Commerce Bancshares, Inc.	33,872
474	Cullen/Frost Bankers, Inc.	33,560
1,147	East West Bancorp, Inc.	33,535
886	Eaton Vance Corp.	34,164
129	Everest Re Group Ltd.	17,704
1,251	Federated Investors, Inc., Class B	33,977
1,451	Fidelity National Financial, Inc., Class A	34,396
1,640	First American Financial Corp.	34,272
3,036	First Horizon National Corp.	33,578
3,362	First Niagara Financial Group, Inc.	33,958
1,581	FirstMerit Corp.	33,462
2,837	Fulton Financial Corp.	34,297
702	Greenhill & Co., Inc.	33,290
1,079	Hancock Holding Co.	34,687
636	Hanover Insurance Group, Inc.	33,867
814	HCC Insurance Holdings, Inc.	34,347
1,490	International Bancshares Corp.	32,659
4,030	Janus Capital Group, Inc.	33,688
423	Jones Lang LaSalle, Inc.	34,754
1,025	Kemper Corp.	34,792
—	Leucadia National Corp. (a)	12
814	Mercury General Corp.	35,718
925	MSCI, Inc., Class A *	34,680
2,332	New York Community Bancorp, Inc. *	34,168
2,403	Old Republic International Corp.	34,128
915	Primerica, Inc.	33,974
581	Prosperity Bancshares, Inc.	34,762
815	Protective Life Corp.	34,048
845	Raymond James Financial, Inc.	35,367
539	Reinsurance Group of America, Inc.	34,915
1,129	SEI Investments Co.	33,591
389	Signature Bank *	34,160
648	StanCorp Financial Group, Inc.	33,915
404	SVB Financial Group *	33,480
10,374	Synovus Financial Corp.	33,092
2,410	TCF Financial Corp.	33,867
1,343	Trustmark Corp.	33,386
3,401	Valley National Bancorp	34,317
713	Waddell & Reed Financial, Inc., Class A	33,936
1,568	Washington Federal, Inc.	32,765
1,308	Webster Financial Corp.	34,600
662	Westamerica Bancorp	31,143
845	WR Berkley Corp.	34,727

		1,906,127

Health Care — 10.3%
5,070	Allscripts Healthcare Solutions, Inc. *	73,716
674	Bio-Rad Laboratories, Inc., Class A *	76,888
—	Catamaran Corp. (a) *	12
1,648	Charles River Laboratories International, Inc. *	75,910
1,911	Community Health Systems, Inc. *	75,008
605	Cooper Cos., Inc./The	79,055
941	Covance, Inc. *	76,266
2,014	Endo Pharmaceuticals Holdings, Inc. *	82,752
6,051	Health Management Associates, Inc. *	77,814
2,576	Health Net, Inc. *	77,756
755	Henry Schein, Inc. *	76,295
2,240	Hill-Rom Holdings, Inc.	76,481
2,991	HMS Holdings Corp. *	74,751
3,445	Hologic, Inc. *	73,517
803	IDEXX Laboratories, Inc. *	75,345
1,680	LifePoint Hospitals, Inc. *	75,999

Shares		Value
1,840	Mallinckrodt PLC *	$80,316
3,071	Masimo Corp. *	75,976
802	Mednax, Inc. *	78,051
344	Mettler-Toledo International, Inc. *	75,869
1,403	Omnicare, Inc.	76,289
10	Orthofix International NV *	221
2,221	Owens & Minor, Inc.	75,760
—	Regeneron Pharmaceuticals, Inc. (a) *	77
1,590	ResMed, Inc.	75,114
1,153	Salix Pharmaceuticals Ltd. *	77,182
1,846	STERIS Corp.	75,482
1,011	Techne Corp.	78,359
1,011	Teleflex, Inc.	77,961
2,162	Thoratec Corp. *	77,247
1,070	United Therapeutics Corp. *	75,858
1,152	Universal Health Services, Inc., Class B	78,079
2,743	VCA Antech, Inc. *	74,864
1,014	Vertex Pharmaceuticals, Inc. *	76,226
1,185	WellCare Health Plans, Inc. *	75,461

		2,451,957

Industrials — 10.4%
454	Acuity Brands, Inc.	38,854
1,301	AECOM Technology Corp. *	37,903
683	AGCO Corp.	38,634
658	Alaska Air Group, Inc.	37,231
392	Alliant Techsystems, Inc.	37,945
897	AMETEK, Inc.	38,491
566	BE Aerospace, Inc. *	38,585
1,431	Brink’s Co./The	36,966
580	Carlisle Cos., Inc.	38,635
—	Chicago Bridge & Iron Co. NV (a)	21
707	CLARCOR, Inc.	37,873
693	Clean Harbors, Inc. *	39,405
892	Con-way, Inc.	37,111
1,202	Copart, Inc. *	38,179
583	Corporate Executive Board Co./The	37,785
1,044	Corrections Corp. of America	34,389
657	Crane Co.	37,739
922	Deluxe Corp.	36,266
1,082	Donaldson Co., Inc.	38,121
488	Esterline Technologies Corp. *	37,241
2,574	Exelis, Inc.	37,868
1,038	Fortune Brands Home & Security, Inc.	38,255
1,131	FTI Consulting, Inc. *	37,823
866	GATX Corp.	39,179
1,259	General Cable Corp.	38,435
444	Genesee & Wyoming, Inc., Class A *	38,442
551	Graco, Inc.	38,301
1,336	Granite Construction, Inc.	37,826
1,638	Harsco Corp.	38,545
1,438	Herman Miller, Inc.	36,629
1,082	HNI Corp.	36,211
377	Hubbell, Inc., Class B	38,180
603	Huntington Ingalls Industries, Inc.	38,211
645	IDEX Corp.	38,317
1,154	ITT Corp.	37,908
528	JB Hunt Transport Services, Inc.	38,021
—	Kansas City Southern (a)	37
1,289	KBR, Inc.	38,482
901	Kennametal, Inc.	38,301
468	Kirby Corp. *	37,679
—	Korn/Ferry International (a) *	8
698	Landstar System, Inc.	38,138
570	Lennox International, Inc.	39,121
630	Lincoln Electric Holdings, Inc.	39,416
590	Manpower, Inc.	38,237
1,358	Matson, Inc.	36,155

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
775	Mine Safety Appliances Co.	$37,305
505	MSC Industrial Direct Co., Inc., Class A	38,384
571	Nordson Corp.	38,047
846	Oshkosh Corp. *	38,007
1	Pentair Ltd.	42
2,303	R.R. Donnelley & Sons Co.	38,414
599	Regal-Beloit Corp.	38,164
1,568	Rollins, Inc.	38,800
527	SPX Corp.	39,004
1,281	Terex Corp. *	37,162
673	Timken Co.	37,728
472	Towers Watson & Co., Class A	38,861
911	Trinity Industries, Inc.	38,453
517	Triumph Group, Inc.	37,234
696	United Rentals, Inc. *	38,131
784	URS Corp.	38,838
2,295	UTi Worldwide, Inc.	37,897
281	Valmont Industries, Inc.	37,959
666	Wabtec Corp.	38,986
982	Waste Connections, Inc.	41,607
436	Watsco, Inc.	39,117
1,670	Werner Enterprises, Inc.	38,467
976	Woodward, Inc.	37,650

		2,475,356

Information Technology — 10.2%
697	3D Systems Corp. *	35,826
742	ACI Worldwide, Inc. *	36,113
1,429	Acxiom Corp. *	35,544
1,468	ADTRAN, Inc.	35,406
1,268	Advent Software, Inc. *	34,214
181	Alliance Data Systems Corp. *	35,519
427	ANSYS, Inc. *	35,827
1,043	AOL, Inc. *	34,343
781	Arrow Electronics, Inc. *	36,248
4,924	Atmel Corp. *	35,751
928	Avnet, Inc.	35,790
1,180	Broadridge Financial Solutions, Inc.	35,116
2,629	Cadence Design Systems, Inc. *	35,414
1,710	Ciena Corp. *	34,061
426	CommVault Systems, Inc. *	35,712
3,314	Compuware Corp.	35,361
367	Concur Technologies, Inc. *	35,895
1,970	Convergys Corp.	34,724
1,358	CoreLogic, Inc. *	34,907
643	Cree, Inc. *	35,681
3,117	Cypress Semiconductor Corp.	35,284
1,215	Diebold, Inc.	34,358
496	DST Systems, Inc.	35,425
217	Equinix, Inc. *	37,628
344	Factset Research Systems, Inc.	35,246
697	Fair Isaac Corp.	34,895
2,987	Fairchild Semiconductor International, Inc. *	36,471
624	Gartner, Inc. *	36,174
748	Global Payments, Inc.	35,651
961	Informatica Corp. *	34,363
1,592	Ingram Micro, Inc., Class A *	35,187
4,203	Integrated Device Technology, Inc. *	36,608
986	InterDigital, Inc.	35,042
1,472	International Rectifier Corp. *	35,144
3,349	Intersil Corp., Class A	34,728
971	Itron, Inc. *	36,368
723	Jack Henry & Associates, Inc.	36,092
1	Lam Research Corp. *	24
1,134	Lender Processing Services, Inc.	36,169
975	Lexmark International, Inc., Class A	33,306
1,273	ManTech International Corp., Class A	36,217
1,632	Mentor Graphics Corp.	36,163
721	MICROS Systems, Inc. *	35,252

Shares		Value
8,441	Monster Worldwide, Inc. *	$37,984
1,283	National Instruments Corp.	35,590
994	NCR Corp. *	35,382
713	NeuStar, Inc., Class A *	36,026
825	Plantronics, Inc.	35,658
3,572	Polycom, Inc. *	35,472
1,339	PTC, Inc. *	34,918
—	QLogic Corp. (a) *	2
811	Rackspace Hosting, Inc. *	36,365
7,245	RF Micro Devices, Inc. *	35,936
2,316	Riverbed Technology, Inc. *	35,756
1,924	Rovi Corp. *	34,498
1,223	Semtech Corp. *	36,359
922	Silicon Laboratories, Inc. *	35,668
1,458	Skyworks Solutions, Inc. *	36,971
979	SolarWinds, Inc. *	35,685
681	Solera Holdings, Inc.	35,139
4,614	SunEdison, Inc. *	33,962
982	Synopsys, Inc. *	35,590
739	Tech Data Corp. *	36,349
—	Tellabs, Inc. (a)	0
1,593	TIBCO Software, Inc. *	35,907
1,417	Trimble Navigation Ltd. *	35,779
1,641	ValueClick, Inc. *	34,721
1,818	VeriFone Systems, Inc. *	36,037
2,836	Vishay Intertechnology, Inc. *	34,740
434	WEX, Inc. *	34,733
780	Zebra Technologies Corp., Class A *	35,561

		2,416,035

Materials — 10.3%
1,385	Albemarle Corp.	86,353
1,447	AptarGroup, Inc.	85,119
998	Ashland, Inc.	86,994
2,117	Cabot Corp.	84,641
1,561	Carpenter Technology Corp.	83,922
5,498	Commercial Metals Co.	81,811
1,186	Compass Minerals International, Inc.	87,415
1,117	Cytec Industries, Inc.	83,512
1,260	Domtar Corp.	83,161
1,325	Eagle Materials, Inc.	85,012
—	Freeport-McMoRan Copper & Gold, Inc. (a)	11
1,545	Greif, Inc., Class A	83,219
6,840	Intrepid Potash, Inc. *	85,092
5,757	Louisiana-Pacific Corp. *	86,121
907	Martin Marietta Materials, Inc.	87,127
1,873	Minerals Technologies, Inc.	83,171
313	NewMarket Corp.	85,944
3,840	Olin Corp.	88,707
1,604	Packaging Corp. of America	85,060
1,253	Reliance Steel & Aluminum Co.	83,577
764	Rock-Tenn Co., Class A	84,892
1,362	Royal Gold, Inc.	79,037
2,481	RPM International, Inc.	84,318
1,610	Scotts Miracle-Gro Co., Class A	84,879
2,089	Sensient Technologies Corp.	86,618
1,799	Silgan Holdings, Inc.	84,891
2,267	Sonoco Products Co.	84,393
5,523	Steel Dynamics, Inc.	84,281
1,359	Valspar Corp.	84,484
2,524	Worthington Industries, Inc.	84,121

		2,457,883

Real Estate Investment Trusts — 2.1%
286	Alexandria Real Estate Equities, Inc.	17,630
511	American Campus Communities, Inc.	17,030
971	BioMed Realty Trust, Inc.	17,876
362	BRE Properties, Inc.	17,388
278	Camden Property Trust	17,201
759	Corporate Office Properties Trust	17,283
1,196	Duke Realty Corp.	17,450
812	Equity One, Inc.	17,259

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
121	Essex Property Trust, Inc.	$17,284
418	Extra Space Storage, Inc.	17,234
180	Federal Realty Investment Trust	17,529
516	Highwoods Properties, Inc.	17,433
303	Home Properties, Inc.	17,511
644	Hospitality Properties Trust	17,411
355	Kilroy Realty Corp.	17,320
507	Liberty Property Trust	17,546
—	Macerich Co./The (a)	1
825	Mack-Cali Realty Corp.	17,817
560	National Retail Properties, Inc.	17,145
615	Omega Healthcare Investors, Inc.	17,471
445	Potlatch Corp.	17,142
316	Rayonier, Inc.	17,463
442	Realty Income Corp.	17,456
363	Regency Centers Corp.	17,261
782	Senior Housing Properties Trust	17,782
203	SL Green Realty Corp.	17,718
521	Taubman Centers, Inc.	35,154
771	UDR, Inc.	17,414
606	Weingarten Realty Investors	17,393

		505,602

Telecommunication Services — 0.2%
615	Telephone & Data Systems, Inc.	17,021
618	TW Telecom, Inc. *	17,675

		34,696

Utilities — 10.3%
2,770	Alliant Energy Corp.	137,411
4,408	Aqua America, Inc.	133,879
3,318	Atmos Energy Corp.	133,877
2,829	Black Hills Corp.	135,843
3,037	Cleco Corp.	137,146
6,215	Great Plains Energy, Inc.	136,234
5,548	Hawaiian Electric Industries, Inc.	138,763
2,867	IDACORP, Inc.	137,232
5,063	MDU Resources Group, Inc.	135,170
2,076	National Fuel Gas Co.	135,495
1	Northeast Utilities	41
5,861	NV Energy, Inc.	137,437
3,846	OGE Energy Corp.	135,429
10	Oneok, Inc.	514
6,139	PNM Resources, Inc.	134,496
6,136	Questar Corp.	134,506
3,456	UGI Corp.	135,467
4,137	Vectren Corp.	134,868
4,437	Westar Energy, Inc.	138,025
3,227	WGL Holdings, Inc.	134,678

		2,446,511

Total Common Stocks (Cost $19,915,029)		22,070,791

Total Investments (Cost $19,915,029) — 92.8%		22,070,791

Other Assets in Excess of Liabilities — 7.2%		1,713,842

Net Assets — 100.0%		$23,784,633

(a)	Shares round to less than half a share.
(b)	Master Limited Partnership.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Funds

Related Notes to the Schedules of Investments

August 31, 2013

(Unaudited)

Security Transactions and Related Income—The Cloud Capital Funds (“Funds”) follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Cloud Capital Funds

Related Notes to the Schedules of Investments—continued

August 31, 2013

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2013:

	Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks *	$41,233,342	$—	$—	$41,233,342
Cash Equivalents	279,036	—	—	279,036

Total	41,512,378	—	—	41,512,378

Cloud Capital Strategic Mid Cap Fund
Common Stocks *	22,070,791	—	—	22,070,791

Total	22,070,791	—	—	22,070,791

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities in included for this reporting period. The Funds did hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended August 31, 2013.

At August 31, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Cloud Capital Strategic Large Cap Fund	$37,866,977	$5,078,884	$(1,433,483)	$3,645,401
Cloud Capital Strategic Mid Cap Fund	21,336,197	2,394,925	(1,660,331)	734,594

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $956,957 for the Cloud Capital Strategic Large Cap Fund and $1,421,168 for the Cloud Capital Strategic Mid Cap Fund.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of October 29, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 10/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 10/30/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Principal Financial Officer

Date 10/30/2013